Property and equipment, net (Details) - EUR (€) € in Thousands	Jan. 29, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation		€ 37,537	€ 34,352
Property and equipment, net		15,905	26,682
Net book value of long-lived assets transferred	€ 7,500
Gain on sale of fixed assets	€ 200
Depreciable Property, Plant And Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		52,329	60,725
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		6,865	15,295
Capitalized software and software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross		26,643	22,702
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		15,795	17,248
Property and equipment, net		1,800	3,300
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,026	5,480
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,113	309
Building and leasehold improvements with asset retirement obligations
Property, Plant and Equipment [Line Items]
Property and equipment, gross		100	300
Less: accumulated depreciation		6	39
Software Development Costs
Property, Plant and Equipment [Line Items]
Property and equipment, net		€ 6,900	€ 7,200